Mosaic Income Trust
                   1655 Fort Myer Drive
                        Suite 1000
                Arlington, Virginia  22209
                       703/528-3600


August 4, 1997

Filed Electronically

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     RE:  Mosaic Income Trust (the "Trust")
          Filing Pursuant to Reg. 230.497(j)
          Registration No. 2-80808; File No. 811-3616

Dear Sir or Madam:

This is to certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or
(c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment and that the text of the most recent registration statement or amendment has been filed electronically.

						Respectfully submitted,



						W. Richard Mason
						Assistant Secretary

cc:  John A. Dudley, Esq.